Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Age Analysis) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Current [Member] USD ($)	Mar. 31, 2011 Current [Member] JPY (¥)	Mar. 31, 2011 Current [Member] Lease Receivables [Member] USD ($)	Mar. 31, 2011 Current [Member] Lease Receivables [Member] JPY (¥)	Mar. 31, 2011 Current [Member] Installment Loans [Member] USD ($)	Mar. 31, 2011 Current [Member] Installment Loans [Member] JPY (¥)	Mar. 31, 2011 Current [Member] Installment Receivables and Other [Member] USD ($)	Mar. 31, 2011 Current [Member] Installment Receivables and Other [Member] JPY (¥)	Mar. 31, 2011 Overdue [Member] USD ($)	Mar. 31, 2011 Overdue [Member] JPY (¥)	Mar. 31, 2011 Overdue [Member] Lease Receivables [Member] USD ($)	Mar. 31, 2011 Overdue [Member] Lease Receivables [Member] JPY (¥)	Mar. 31, 2011 Overdue [Member] Installment Loans [Member] USD ($)	Mar. 31, 2011 Overdue [Member] Installment Loans [Member] JPY (¥)	Mar. 31, 2011 Overdue [Member] Installment Receivables and Other [Member] USD ($)	Mar. 31, 2011 Overdue [Member] Installment Receivables and Other [Member] JPY (¥)	Mar. 31, 2011 Lease Receivables [Member] USD ($)	Mar. 31, 2011 Lease Receivables [Member] JPY (¥)	Mar. 31, 2011 Installment Loans [Member] USD ($)	Mar. 31, 2011 Installment Loans [Member] JPY (¥)	Mar. 31, 2011 Installment Receivables and Other [Member] USD ($)	Mar. 31, 2011 Installment Receivables and Other [Member] JPY (¥)
Financing receivables	$ 8,638,036	¥ 716,957,000	$ 8,528,072	¥ 707,830,000	$ 7,047,145	¥ 584,913,000	$ 896,060	¥ 74,373,000	$ 584,867	¥ 48,544,000	$ 109,964	¥ 9,127,000	$ 89,554	¥ 7,433,000	$ 398	¥ 33,000	$ 20,012	¥ 1,661,000	$ 7,136,699	¥ 592,346,000	$ 896,458	¥ 74,406,000	$ 604,879	¥ 50,205,000